Counterparty Risk	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Counterparty Risk

7.    Counterparty Risk

If the Gold Delivery Provider fails to deliver gold pursuant to its obligations under the Gold Delivery Agreement, such failure would have an adverse effect on the Fund in meeting its investment objective. Moreover, to the extent that the Gold Delivery Provider is unable to honor its obligations under the Agreement, such as due to bankruptcy or default under the Agreement or for any other reason, the Fund would need to find a new entity to act in the same capacity as the Gold Delivery Provider. If the Fund could not quickly find a new entity to act in that capacity, the Fund may not be able to meet its investment objective. The transactions under the Gold Delivery Agreement will terminate on June 28, 2019, unless the parties can agree on extension terms. If the parties cannot agree on extension terms and the Fund is unable to find a new entity to act as Gold Delivery Provider, the Fund may not be able to meet its investment objective.

8.    Counterparty Risk

If the Gold Delivery Provider fails to deliver gold pursuant to its obligations under the Gold Delivery Agreement, such failure would have an adverse effect on the Fund in meeting its investment objective. Moreover, to the extent that the Gold Delivery Provider is unable to honor its obligations under the Agreement, such as due to bankruptcy or default under the Agreement or for any other reason, the Fund would need to find a new entity to act in the same capacity as the Gold Delivery Provider. If the Fund could not quickly find a new entity to act in that capacity, the Fund may not be able to meet its investment objective. The transactions under the Gold Delivery Agreement will terminate on June 28, 2019, unless the parties can agree on extension terms. If the parties cannot agree on extension terms and the Fund is unable to find a new entity to act as Gold Delivery Provider, the Fund may not be able to meet its investment objective.

SPDR Long Dollar Gold Trust [Member]
Counterparty Risk

7.    Counterparty Risk

If the Gold Delivery Provider fails to deliver gold pursuant to its obligations under the Gold Delivery Agreement, such failure would have an adverse effect on the Fund in meeting its investment objective. Moreover, to the extent that the Gold Delivery Provider is unable to honor its obligations under the Agreement, such as due to bankruptcy or default under the Agreement or for any other reason, the Fund would need to find a new entity to act in the same capacity as the Gold Delivery Provider. If the Fund could not quickly find a new entity to act in that capacity, the Fund may not be able to meet its investment objective. The transactions under the Gold Delivery Agreement will terminate on June 28, 2019, unless the parties can agree on extension terms. If the parties cannot agree on extension terms and the Fund is unable to find a new entity to act as Gold Delivery Provider, the Fund may not be able to meet its investment objective.

8.    Counterparty Risk

If the Gold Delivery Provider fails to deliver gold pursuant to its obligations under the Gold Delivery Agreement, such failure would have an adverse effect on the Fund in meeting its investment objective. Moreover, to the extent that the Gold Delivery Provider is unable to honor its obligations under the Agreement, such as due to bankruptcy or default under the Agreement or for any other reason, the Fund would need to find a new entity to act in the same capacity as the Gold Delivery Provider. If the Fund could not quickly find a new entity to act in that capacity, the Fund may not be able to meet its investment objective. The transactions under the Gold Delivery Agreement will terminate on June 28, 2019, unless the parties can agree on extension terms. If the parties cannot agree on extension terms and the Fund is unable to find a new entity to act as Gold Delivery Provider, the Fund may not be able to meet its investment objective.